Document And Entity Information	Mar. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2023
Entity Registrant Name	Tyra Biosciences, Inc.
Entity Central Index Key	0001863127
Entity Emerging Growth Company	true
Securities Act File Number	001-40800
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1476348
Entity Address, Address Line One	2656 State Street
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(619)
Local Phone Number	728-4760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TYRA
Security Exchange Name	NASDAQ